PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited)
1
Voya Large Cap Growth Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.5%
Communication Services : 11.3%
1,032,479
(1)
Alphabet, Inc. - Class A
$ 135,110,202
3.6
573,448
(1)
Meta Platforms, Inc.
- Class A
172,154,824
4.6
158,220
(1)
Netflix, Inc.
59,743,872
1.6
644,404
(1)
Pinterest, Inc. - Class A
17,418,240
0.5
458,031
(1)
Trade Desk, Inc.
- Class A
35,795,123
1.0
420,222,261
11.3
Consumer Discretionary : 13.7%
2,080,344
(1)
Amazon.com, Inc.
264,453,329
7.1
23,143
(1)
Chipotle Mexican Grill,
Inc.
42,394,042
1.1
885,685  Las Vegas Sands
Corp.
40,599,800
1.1
106,918
(1)
Lululemon Athletica,
Inc.
41,228,650
1.1
157,196
McDonald's Corp.
41,411,714
1.1
388,301
Ross Stores, Inc.
43,858,598
1.2
146,040
(1)
Tesla, Inc.
36,542,129
1.0
510,488,262
13.7
Consumer Staples : 3.8%
231,255  Constellation Brands,
Inc. - Class A
58,121,319
1.6
597,343  Mondelez International,
Inc. - Class A
41,455,604
1.1
261,604
Walmart, Inc.
41,838,328
1.1
141,415,251
3.8
Financials : 2.9%
111,270  LPL Financial
Holdings, Inc.
26,443,315
0.7
197,572  Marsh & McLennan
Cos., Inc.
37,597,952
1.0
525,013  Tradeweb Markets,
Inc. - Class A
42,106,043
1.2
106,147,310
2.9
Health Care : 13.4%
271,969
Abbott Laboratories
26,340,198
0.7
840,126
(1)
Boston Scientific Corp.
44,358,653
1.2
192,331
Cigna Group
55,020,129
1.5
119,036
Elevance Health, Inc.
51,830,655
1.4
255,720
Eli Lilly & Co.
137,354,883
3.7
122,195
HCA Healthcare, Inc.
30,057,526
0.8
222,481
(1)
Intuitive Surgical, Inc.
65,028,971
1.7
119,221
Stryker Corp.
32,579,523
0.9
163,804
(1)
Vertex
Pharmaceuticals, Inc.
56,961,203
1.5
499,531,741
13.4
Industrials : 5.5%
179,851  Booz Allen Hamilton
Holding Corp.
19,652,319
0.5
533,904
Ingersoll Rand, Inc.
34,020,363
0.9
77,051  Old Dominion Freight
Line, Inc.
31,524,646
0.9
95,814
Parker-Hannifin Corp.
37,321,469
1.0
203,650
Quanta Services, Inc.
38,096,806
1.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
52,573
(1)
TransDigm Group, Inc.
$ 44,325,873
1.2
204,941,476
5.5
Information Technology : 45.7%
158,758
(1)
Adobe, Inc.
80,950,704
2.2
337,596
(1)
Advanced Micro
Devices, Inc.
34,711,621
0.9
2,036,880
Apple, Inc.
348,734,225
9.4
239,940
(1)
Crowdstrike Holdings,
Inc. - Class A
40,161,157
1.1
275,486
(1)
Datadog, Inc. - Class A
25,094,020
0.7
417,691
(1)
Lattice Semiconductor
Corp.
35,892,188
1.0
701,377  Micron Technology,
Inc.
47,714,677
1.3
1,534,328
Microsoft Corp.
484,464,066
13.0
80,272
(1)
MongoDB, Inc.
27,762,874
0.7
530,191
NVIDIA Corp.
230,627,783
6.2
166,368
(1)
Palo Alto Networks,
Inc.
39,003,314
1.1
207,826
Paycom Software, Inc.
53,883,047
1.4
262,501
(1)
Salesforce, Inc.
53,229,953
1.4
625,534
Visa, Inc. - Class A
143,879,075
3.9
250,632
(1)
Workday, Inc. - Class A
53,848,285
1.4
1,699,956,989
45.7
Materials : 0.7%
105,654
Sherwin-Williams Co.
26,947,053
0.7
Real Estate : 0.8%
250,403
Prologis, Inc.
28,097,721
0.8
Utilities : 0.7%
416,855
NextEra Energy, Inc.
23,881,623
0.7
Total Common Stock
(Cost $3,355,498,334)
3,661,629,687
98.5

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)
2
Voya Large Cap Growth Portfolio
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.6%
Mutual Funds : 1.6%
61,171,000
(2)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.270%
(Cost $61,171,000) $ 61,171,000 1.6
Total Short-Term
Investments
(Cost $61,171,000)
$ 61,171,000
1.6
Total Investments in
Securities
(Cost $3,416,669,334) $ 3,722,800,687 100.1
Liabilities in Excess
of Other Assets (2,197,158) (0.1)
Net Assets $ 3,720,603,529 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of September 30, 2023.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)
3
Voya Large Cap Growth Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Common Stock* $ 3,661,629,687 $ — $ — $ 3,661,629,687
Short-Term Investments 61,171,000 — — 61,171,000
Total Investments, at fair value $ 3,722,800,687 $ — $ — $ 3,722,800,687
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 430,980,633
Gross Unrealized Depreciation (124,849,280)
Net Unrealized Appreciation $ 306,131,353